Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of Measurement	These financial statements have been prepared on the historical cost basis except as otherwise described in the notes below.
Basis of Consolidation
Basis of Consolidation – The consolidated financial statements comprise the financial statements of GlobalFoundries and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition, being the date on which GlobalFoundries obtains control, and continue to be consolidated until the date when such control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation. Wholly-owned subsidiaries and controlled entities included in these consolidated financial statements are disclosed in Note 28. Related Party Disclosures.
Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Specifically, the Company controls a subsidiary if the Company (a) has power over the subsidiary, (b) is exposed, or has rights, to variable returns from its involvement with the subsidiary and (c) has the ability to use the power to affect its returns.
Profit or loss and each component of other comprehensive income (loss) (“OCI”) are attributed to the shareholders of GlobalFoundries and to the non-controlling interests.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resulting gain or loss is recognized in the consolidated statements of operations. Any investment retained is recognized at fair value.

Foreign Currency Translation
Foreign Currency Translation – Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenue and expenses at the rate of exchange prevailing at the dates of the transactions during the period. Gains or losses on translation of foreign operations are included in OCI.
In preparing the consolidated financial statements of the Company, foreign currency-denominated monetary assets and liabilities are translated into the functional currency using the closing rate at the applicable consolidated statement of financial position dates. Non-monetary assets and liabilities, denominated in a foreign currency and measured at fair value, are translated at the rate of exchange prevailing at the date when the fair value was determined and non-monetary assets measured at historical cost are translated at the historical rate. Revenue and expenses are measured in the functional currency at the rates of exchange prevailing at the dates of the transactions with gains or losses included in the statements of operations.

Revenue Recognition
Revenue Recognition—The Company generates revenue primarily from fabricating semiconductor wafers for its customers using the manufacturing processes based on its own or third parties’ proprietary integrated circuit designs and, to a lesser extent, the Company generates revenue from engineering and other pre-fabrication services such as non-recurring engineering (“NRE”) services, which include design services and mask production.
The Company recognizes revenue when performance obligations are satisfied. The performance obligations are satisfied at the point in which control of the wafers is transferred to the customer, which is determined to be at the point of wafer shipment from the Company’s facilities or delivery to the customer location. NRE services are recognized over time as the Company performs the services based on a percentage of costs incurred over total expected costs. As a practical expedient, the Company does not adjust the amount of consideration for the effects of a significant financing component as payment is received shortly from the time the performance obligations are satisfied, which is typically between 30 and 60 days from the invoice date.
The Company provides assurance-type warranty arrangement with the customers assuring that the delivered wafers are as specified in the contract and the related costs of satisfying this warranty are accrued accordingly.
The Company generally requires a purchase order from all of its customers, to which the Company responds with an order acknowledgement and a copy of the Company’s standard terms and conditions. The Company also enters into master supply agreements (“MSA”) with certain customers that may specify additional terms and conditions, such as pricing formulas based on volume, volume discounts, calculation of yield adjustments, indemnifications, transfer of title and risk of loss and payment terms. The Company also requires a purchase order from its customers with which it has MSAs for specific products and quantities. As a result, the Company has concluded that the combination of a purchase order and order acknowledgement, including the Company’s standard terms and conditions, and the MSA, if applicable, create enforceable rights and obligations between the Company and its customers. For certain customers under long-term supply agreements (“LTAs”) with minimum volume requirements that are subject to a certain breakage fee if such commitment is not met, the Company has concluded that LTAs’ terms and conditions generally constitute enforceable rights and obligations for revenue recognition purposes, unless the underlying facts and circumstances vary and indicate otherwise.
Typically, goods and services provided under the Company’s contracts are accounted for as a single performance obligation. However, in some contracts, the Company provides multiple distinct goods or services to a customer. In those cases, the Company accounts for the distinct contract deliverables as separate performance obligations at the stated contract value, which appropriately represents the individual performance obligation’s estimated standalone selling price.
The Company estimates for the breakage fee arising from not meeting the minimum purchase requirements under certain LTAs with customers as variable consideration and includes such fee in the contract transaction price if not constrained, and accordingly, recognizes as revenue upon satisfaction of performance obligations for wafers over the expected term of the agreement. Given the volumes under these arrangements are usually not guaranteed and subject to subsequent negotiations or changes, breakage fees that are constrained are not included in the contract transaction price for revenue recognition purposes.
The Company estimates the variable consideration related to volume rebates and yield adjustments for certain contracts that may be refundable to customers through the issuance of a credit note, and accordingly, recognizes revenue in accordance with the pattern applicable to the performance obligation, subject to a constraint. The Company determines the amounts to be recognized based on the amount of potential refund required by the contract, historical experience and other surrounding facts and circumstances. These potential revenue adjustments are accrued and netted against accounts receivable on the consolidated statements of financial position.
Our contracts may be subsequently modified to reflect changes in scope or customer requirements. Generally, our contract modifications are for goods or services that are distinct from the existing contract and are accounted for as a new contract and performance obligation, which are recognized prospectively. If contract modifications are for goods or services that are not distinct from the existing contract, they are accounted for as if they are part of the original contract with the effect of the contract modification recognized as an adjustment to revenue on a cumulative catch-up basis.
A contract asset (“unbilled accounts receivable”) is recognized when the Company has recognized revenue, but not issued an invoice for payment. The Company has determined that unbilled accounts receivable are not considered a significant financing component of the Company’s contracts. Contract assets are included in receivables, prepayments and other assets on the consolidated statements of financial position and are transferred to trade receivables when invoiced (see Note 6. Receivables, Prepayments and Other Assets).
A contract liability is recognized when the Company receives payments in advance of the satisfaction of performance obligations and is included as deferred revenue on the consolidated statements of financial position (see Note 11. Trade Payables and Other Liabilities). This includes upfront non-refundable capacity access fees under certain LTAs with customers which are accounted for as additional wafer price considerations and recognized as revenue upon satisfaction of performance obligations for wafers over the expected term of the agreements. The Company has determined that advanced payments from the customers do not have significant financing components.
Financial Instruments
Financial Instruments:
Category of financial instruments and measurement
Recognition and Initial Measurement—Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset or financial liability that is not measured at fair value in profit and loss ("FVPL") is initially measured at fair value plus or minus transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and Measurement—All recognized financial assets are measured based on amortized cost or fair value. The classification is based on two criteria, the Company’s business model for managing the assets and whether the instrument’s contractual cash flows represent solely payments of principal and interest (“SPPI”).
The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest is made based on the facts and circumstances at the initial recognition of assets.
Financial assets include trade and other receivables. These are recorded at amortized cost when such financial assets are held with the objective of collecting contractual cash flows that meet the SPPI criterion.
Financial assets recorded at FVPL comprise unquoted equity instruments which the Company had not irrevocably elected, at initial recognition, to classify at fair value through other comprehensive income (“FVOCI”).
Financial assets recorded at FVOCI comprise marketable securities that are quoted debt instruments when such financial assets are held with the objectives of both collecting contractual cash flows and selling these financial assets, and meet the SPPI criterion. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses and interest income which are recognized in the consolidated statements of operations. Interest income from these financial assets is included in finance income using the effective interest rate method.
Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the reporting period.
Cash and Cash Equivalent—Cash and cash equivalents consist of highly liquid time deposits and investments that are readily convertible into cash, which are not subjected to significant risk of changes in value, and have original maturities of three months or less at the time of purchase.
Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity. On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in the consolidated statements of operations.
On derecognition of an investment in a debt instrument at FVOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in OCI is recognized in the consolidated statements of operations.
Impairment of financial assets
The Company will record an allowance for expected credit losses (“ECL”) for all loans to related parties, marketable securities (that are quoted debt instruments), contract assets and trade receivables and other receivables not recorded at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted using the asset’s effective interest rate.
The Company estimated its ECL for its contract assets and trade receivables at an amount equal to lifetime credit losses, while marketable securities and other receivables are measured at 12-months ECL if they are determined to have low credit risk at the reporting date.
Offsetting of Financial Instruments—Financial assets and financial liabilities are offset and the net amount reported in the consolidated statements of financial position when there is an enforceable legal right to offset the recognized amounts, and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Derivative Financial Instruments and Hedge Accounting—Through its operating, investing and financing activities in the normal course of business, the Company is exposed to various types of market risk including foreign exchange risk, interest rate risk and risks associated with changes in the market price of certain commodities. The Company uses derivative financial instruments, such as foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps to mitigate a portion of the risks associated with changes in foreign currency exchange rates, interest rates and commodity prices. The Company’s objective for holding derivatives includes reducing, eliminating and efficiently managing the economic impact of these exposures as effectively as possible. The Company’s derivative programs include strategies that both qualify and do not qualify for hedge accounting treatment. However, the Company does not use derivative financial instruments for trading or speculative purposes.
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Foreign currency forward contracts are used to hedge a portion of certain foreign currency-denominated forecasted operating expenditures, primarily in Euro (“EUR”), Japanese Yen (“JPY”) and Singapore Dollar (“SGD”). The Company also hedges future cash flows for certain foreign currency-denominated forecasted capital expenditures, primarily in EUR and JPY. Certain foreign currency forward contracts not designated as hedging instruments are also used to manage the variability in foreign exchange rates on certain balance sheet amounts and to manage other foreign currency exposures.
The Company uses interest rate swaps, cross-currency interest rate swaps and cross-currency swaps to protect itself against fluctuations in interest rates and foreign currency exchange rates and to reduce its exposure to variability in forecasted cash flows associated with the Company’s floating-rate and foreign currency-denominated debt.
The Company also uses commodity swaps to hedge forecasted electricity and natural gas purchases to minimize the impact of commodity price movements on the reported earnings of the Company and on future cash flows related to fluctuations of the contractually specified, separately identifiable and reliably measurable commodity risk component.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge, and on an ongoing basis, the Company documents whether there continues to be an economic relationship between the hedged item and the hedging instruments. The Company designates these derivative instruments in cash flow hedges of forecasted operating and capital expenditures or floating-rate and foreign currency-denominated debt, as applicable, and evaluates hedge effectiveness prospectively.
The effective portion of the gain or loss on these contracts is reported as a component of OCI and reclassified to the consolidated statements of operations in the same line item and in the same period during which the associated hedged forecasted transaction affects earnings. For hedges of capital expenditures, the amount in OCI is incorporated into the initial carrying amounts of the non-financial assets and depreciated over the average useful life of the associated assets. Any ineffective portion of hedges or changes in fair value from excluded components of the hedge are immediately recorded in the consolidated statements of operations.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or when it no longer meets the criteria for hedge accounting. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in OCI is recognized immediately in the consolidated statements of operations.
See Note 10. Other Financial Assets And Liabilities for information on derivative financial instruments and Note 29. Financial Risk Management Objectives and Policies for further information on hedged risks.
Inventories—Inventories are stated at standard cost adjusted to the lower of cost or net realizable value. The Company measures the cost of its inventory based on a standard cost process with appropriate adjustments for purchasing and manufacturing variances, which approximates weighted average cost.
Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. An allowance is made for the estimated losses due to obsolescence based on expected future demand and market conditions. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
Impairment of Non-Financial Assets—The Company reviews, at each reporting date, the carrying amount of the Company’s property, plant and equipment, and finite lived intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
Goodwill is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses.
If any indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of an impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The recoverable amount of an asset or CGU is estimated to be the higher of an asset’s or CGU’s fair value less costs to dispose and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. The Company also evaluates, and adjusts, if appropriate, the asset’s useful lives at each reporting date or when impairment indicators exist.
In assessing value in use, the estimated future post-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Impairment losses are recognized in the consolidated statements of operations to the extent the recoverable amount, measured at the present value of discounted cash flows attributable to the assets, is less than their carrying value.
If the recoverable amount subsequently increases, the impairment loss previously recognized will be reversed to the extent of the increase in the recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. The impairment loss reversal is recognized immediately in the consolidated statements of operations.

Property, Plant, and Equipment
Property, Plant and Equipment —Construction in progress and property, plant and equipment are stated at historical cost, net of accumulated depreciation and impairment charges. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. Major additions and improvements are capitalized as appropriate, only when it is probable that future economic benefits associated with the item and the cost of the item can be measured reliably; minor replacements and repairs are charged to the consolidated statements of operations. The Company also capitalizes interest on borrowings related to eligible capital expenditures. Capitalized interest is added to the cost of qualified assets and depreciated together with that asset cost. The Company also records capital-related government grants as a reduction to property, plant and equipment.
Commencement of depreciation related to construction in progress and property, plant and equipment involves determining when the assets are available for their intended use. The Company considers various factors which include functionality, engineering specifications, nature and usage of assets among others, in assessing the conditions necessary for the assets to be capable of operating in the manner intended by management. The Company also factors in the length of time it takes for the assets to reach the tooling qualification criteria from the initial point of when the assets are received. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 50 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years
The Company periodically assesses the estimated useful lives of property, plant and equipment. As a result of a review completed in early 2023, the Company concluded the estimated maximum useful life of certain buildings should be increased from 26 years to 50 years. This change in estimate was applied prospectively, effective beginning in the first quarter of 2023.
Leases
Leases—The Company determines if an arrangement is a lease or contains a lease at inception. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use assets—Right-of-use (“ROU”) assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred and lease payments made at or before the commencement date less any lease incentives received. ROU assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
Lease liabilities—At the commencement date of the lease, the Company recognizes lease liabilities at the present value of the lease payments to be made over the lease term. The lease payments comprise of fixed payments (including in-substance fixed payments) and variable lease payments that depend on an index or a rate.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. The carrying amount of lease liabilities is remeasured if there is a lease modification that is not accounted for as a separate lease, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying assets. The Company’s lease liabilities are separately reported in the consolidated statements of financial position under current portion of lease obligations and non-current portion of lease obligations.
The lease term is determined as the non-cancellable period of the lease, together with both periods covered by an option to extend the lease if the Company is reasonably certain of exercising that option, and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option. The Company revises the lease term if there is a change in the non-cancellable period of the lease.
Short-term leases and leases of low-value assets—The Company applies the short-term lease recognition exemption to leases that have a lease term not exceeding 12 months, or for leases of low-value assets. The payment for such leases is recognized in the Company’s consolidated statements of operations on a straight-line basis over the lease term.

Intangible Assets and Goodwill
Intangible Assets—Technology, patent, software licenses and similar rights acquired separately, and development costs recognized as intangible assets, are stated at cost less accumulated amortization and impairment charge. Intangible assets acquired through business combinations which include customer relationships and manufacturing and process technology, are recorded at estimated fair value at the date of acquisition. Intangible assets are amortized based on the pattern in which the economic benefits of the respective intangible asset are consumed, which is, in general, on a straight-line basis over their estimated useful lives of between 3 and 10 years. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Goodwill—Goodwill arising from the acquisition of a business is included in intangible assets. Goodwill is not amortized but it is tested for impairment.

Provisions
Provisions—Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are mainly made up of site restoration obligations, as well as restructuring charges. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived assets.
A provision for restructuring is recognized when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. A restructuring provision includes only the direct expenditures arising from the restructuring, which are those that are both necessarily entailed by the restructuring, and not associated with the ongoing activities of the Company. Future operating losses are not provided for.
The Company records site restoration obligations based on the estimated costs of dismantlement, removal, site reclamation and similar activities associated with facilities built on land. The site restoration obligations are recorded as a liability at the estimated present value of the related long-lived asset’s inception discounted using a pre-tax rate that reflects the current market assessment of the time value of money and risks specific to the site restoration obligations. After initial recognition, the liability is increased for the passage of time, with the increase being reflected as accretion expense in the line item “finance expenses” in the consolidated statements of operations. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived asset. Subsequent adjustments in the discount rates, estimated amounts, timing and probability of the estimated future costs and changes resulting from the passage of time are recognized as an increase or decrease in the carrying amount of the liability and the related site restoration cost capitalized as part of the carrying amount of the related long-lived asset on a prospective basis. If the decrease in the liability exceeds the remaining carrying amount of the related long-lived assets, the excess is recognized in the consolidated statements of operations.

Emission certificate
Emission certificates—The Company recognizes emission certificates as intangible assets which are presented under receivables, prepayments and other assets on its consolidated statements of financial position. Emission certificates purchased are initially measured at cost. Emission certificates received from the government are initially measured at fair value and accounted for as government grants. Subsequent to initial recognition, the emission certificates are measured at cost less any accumulated impairment losses. The cost of emission certificates is based on average cost method. The emission certificates are not amortized but are derecognized when used to offset against the related provision.
The Company recognizes a liability for its obligation to surrender emission certificates as it emits pollutants. The liability is measured based on the carrying amount of the certificates on hand that are required to be surrendered, and at the current market value of certificates to the extent that the Company would be required to purchase additional certificates to settle the obligation. The liability is presented as a provision and derecognized when the certificates are surrendered to the authorities.

Equity
Equity—Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity, net of tax.
Share repurchase and cancellation—When the Company repurchases and cancels its own equity shares (treasury shares), the amount of consideration, including directly attributable costs, is recognized as a deduction of equity. This is deducted against the issued ordinary share capital based on the par value of shares cancelled and the additional paid-in capital for the remaining amount.

Earnings Per Share
Earnings Per Share—Basic earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding, adjusted for the effects of all potentially dilutive ordinary shares. The weighted average number of ordinary shares outstanding is increased by the number of additional ordinary shares that would have been issued by the Company assuming exercise of all equity instruments with exercise prices below the average market price for the year.

Share-based compensation
Share-based compensation—Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted.
The grant date fair value of equity-settled share-based payment awards granted to employee is recognized as employee benefit expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflected the number of awards for which the service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual performance.
Share-based compensation—Share-based compensation expense is recognized based on the grant date fair value of the awards. The fair value of Restricted Share Units (“RSUs”) is determined based on the closing price of the ordinary stock on the date of grant. The fair value of share options is estimated using the Black-Scholes option pricing model for options. The fair value of Performance Share Units (“PSUs”) is estimated using a Monte Carlo simulation. Both models require management to make certain assumptions of future expectations based on historical and current data. The assumptions include the estimated fair value of the Company’s stock, expected term of the awards, expected volatility, dividend yield and risk-free interest rate. These estimates involve inherent uncertainties and the application of management’s judgment.
The principles of modification accounting are applied when a new share-based payment is granted as a replacement for another share-based payment that is cancelled. When modification accounting is applied, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. In the case of a replacement, the incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.
A package of modifications might include several changes to the terms of a grant, some of which are favorable to the employee and some not. In the event the net effect is not beneficial to the employee, cancellation accounting will be applied. Cancellations or settlements of equity-settled share-based payments during the vesting period by the Company are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.
In September 2023, the People and Compensation Committee of GlobalFoundries approved a modification to the 2023 PSUs, to adjust the return on invested capital (“ROIC”) performance threshold. The modification did not increase the fair value of the 2023 PSUs as the non-market performance condition was not considered when determining the fair value on the modification date. The Company cumulatively adjusted the expense based on the number of shares probable of vesting based on ROIC metrics and the grant date fair value.

Research and Development Costs
Research and Development Costs—Research costs are expensed as incurred. Development costs are recognized as intangible assets if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the assets.

Borrowing Costs
Borrowing Costs—Borrowing costs directly attributable to the construction phase of property, plant and equipment are capitalized as part of the cost of assets which are constructed by the Company and for which a considerable period of time (at least six months) is planned for construction. Borrowing costs are capitalized from the start of construction until the date the asset is ready for its intended use. All other borrowing costs are recognized as an expense in the period in which they are incurred.
Government Grants—Government grants are recognized when there is reasonable assurance that the grant will be received and the Company will be in compliance with all attached conditions. When the grant relates to an expense item it is recognized initially as deferred income and subsequently released to the consolidated statements of operations over the period necessary on a systematic basis to match the costs that the grant is intended to compensate and is presented as a reduction of those costs. Where the grant relates to acquisition of assets, it is recognized as a reduction in the basis of the asset and released as a reduction to depreciation expense in equal amounts over the expected useful life of the related asset. Grants the Company received are primarily provided in connection with construction and operation of the Company’s manufacturing facilities, employment and research and development.
Investments in Joint Operations—A joint operation is an arrangement in which the Company has joint control whereby the Company has rights to assets, and obligations for the liabilities, relating to an arrangement. The Company accounts for each of its assets, liabilities and transactions, including its share of those held or incurred jointly, in relation to the joint operation.

Current Income Tax
Current Income Tax—Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the balance sheet date.
Deferred Tax Assets—We consider the probability that a portion of or all of the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, we consider the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding us, effects by market conditions, effects of currency fluctuations or other factors.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each balance sheet date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the balance sheet date.
Income Taxes and Realization of Deferred Tax Assets—In determining taxable income for financial statement reporting purposes, management makes certain estimates and judgments specific to taxation issues. These estimates and judgments are applied in the calculation of certain tax liabilities and in the determination of the recoverability of deferred tax assets, which arise from temporary differences between the recognition of assets and liabilities for income tax and financial statement reporting purposes.
Deferred taxes are recognized for unused losses, among other factors, to the extent that it is probable that taxable profit will be available against which the losses can be utilized.
This evaluation requires the exercise of judgment with respect to, among other things, benefits that could be realized from available tax strategies and future taxable income, as well as other positive and negative factors. The ultimate realization of deferred tax assets is dependent upon, among other things, the Company’s ability to generate future taxable income that is sufficient to utilize loss carry-forwards or tax credits before their expiration or the Company’s ability to implement prudent and feasible tax planning strategies.
If estimates of projected future taxable income and benefits from available tax strategies are reduced as a result of a change in the assessment or due to other factors, or if changes in current tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize net operating losses and tax credit carry-forwards in the future, the Company may be required to reduce the amount of total deferred tax assets resulting in a decrease of total assets. Likewise, a change in the tax rates applicable in the various jurisdictions or unfavorable outcomes of any ongoing tax audits could have a material impact on the future tax provisions in the periods in which these changes could occur.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax rules and the potential for future adjustment of uncertain tax positions by the tax authorities in the countries in which the Company operates. If estimates of these taxes are greater or less than actual results, an additional tax benefit or charge may result.

Recent Accounting Pronouncements and Developments
Recent Accounting Pronouncements and Developments
Recent Accounting Pronouncements, Adopted:
On January 1, 2024, the Company adopted the following amendments, which did not have a material impact on the consolidated financial statements.
Classification of Liabilities as Current or Non-current (Amendments to IAS 1, Presentation of Financial Statements)—The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, including compliance with loan covenants before or at the reporting date. The amendments also require disclosures for liabilities subject to future covenants that an entity must comply with after the reporting period, which help users to understand the risk that those liabilities could become repayable within twelve months after the reporting period.
Lease Liability in a Sales and Leaseback (Amendments to IFRS 16, Leases)—The amendments specify the requirements that the seller-lessee must meet when measuring the lease liability arising in a sale and leaseback transaction, to ensure that the seller-lessee does not recognize any amount of profit or loss that relates to the right-of-use that it retains.
Supplier Finance Arrangements (Amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures))—The amendments specify disclosure requirements to enhance the current requirements, which are intended to assist the users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB but are not yet effective:
Classification and Measurement of Financial Instruments (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures)—The amendments clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion and add new disclosures for certain instruments with contractual terms that can change cash flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026.
IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”)—This new standard will replace IAS 1, Presentation of Financial Statements. The key concepts in IFRS 18 relate to the structure of the statement of profit and loss, required disclosures in the financial statements for certain management-defined performance measures and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
•IFRS 18 introduces new requirements for presentation within the statement of profit and loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit and loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
•It also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.
•In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
The effective date for adoption of IFRS 18 is annual periods beginning on or after January 1, 2027, and early adoption is permitted. Retrospective application is required.
Annual Improvements to IFRS Accounting Standards—Volume 11— These narrow-scope amendments relate to clarifications, simplifications, corrections or changes to improve consistency in the following IFRS statements: IFRS 7, Financial Instruments: Disclosures, IFRS 9, Financial Instruments, IFRS 10, Consolidated Financial Instruments and IAS 7, Statement of Cash Flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026.
Contracts Referencing Nature-dependent Electricity—Amendments to IFRS 9 and IFRS 7— These amendments help entities better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements. The amendments include clarifying the application of the own-use requirements, permitted hedge accounting if these contracts are used as hedging instruments and adding new disclosure requirements to enable investors to understand the effect of these contracts on an entity’s financial performance and cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026.
As of the date the accompanying financial statements were authorized for issue, the Company continues to evaluate the impact on its financial position and performance as a result of the initial adoption of the aforementioned standards or interpretations and related applicable period.
New Legislation:
In August 2022, the CHIPS and Science Act was signed into U.S. law. Designed to boost investment in domestic high tech-research and development and catalyze investment in domestic semiconductor manufacturing capacity, the CHIPS and Science Act provides a 25% refundable advanced manufacturing investment tax credit under Internal Revenue Code Section 48D (“AMITC”) on certain investment and other financial incentives to promote investments in domestic semiconductor manufacturing beginning in 2023. The Company has analyzed the provisions of the law and determined that certain capital expenditures qualified under the law and claimed a $105 million refundable tax credit to the Company on its 2023 U.S. federal tax return. The Company is analyzing final treasury regulations related to the AMITC published in October 2024 and has not identified any material changes to its AMITC position.
In August 2022, the U.S. Inflation Reduction Act (the "IRA") was signed into law. The IRA establishes a new corporate alternative minimum tax ("CAMT") of 15% for corporations with an average global adjusted financial statement income in excess of $1 billion over a consecutive three year period, as well as a 1% excise tax on qualifying stock repurchases. The CAMT is effective for tax years beginning after December 31, 2022. The Company recorded $11 million of CAMT in 2024 and $0 in 2023. We may continue to be subject to this tax in future periods.
Legislation and administrative guidance continue to evolve under the Organization for Economic Co-operation and Development's ("OECD") international tax reform centering on a global minimum tax regime ("Pillar 2") effective beginning in fiscal year 2024. The Pillar 2 regime seeks to collect additional top-up taxes from multinational groups whose effective tax rates are lower than 15% at a jurisdictional level. Pillar 2 is being accounted for under the scope of IAS 12, Income Taxes, which includes an amendment in May 2023 granting temporary relief from accounting for deferred taxes arising from jurisdictions implementing Pillar 2 minimum taxes. Under the amendment, the Company is applying the exception of neither recognizing nor disclosing deferred tax adjustments related to Pillar 2 income taxes.
The Company’s effective tax rate for which Pillar 2 tax is computed is primarily driven by earnings from jurisdictions in which we conduct business, including Germany, Singapore and the U.S. As of December 31, 2024, Germany and Singapore have enacted Pillar 2 rules. We will continue to evaluate and monitor as additional guidance and clarification becomes available.
In late 2023, the Netherlands adopted tax legislation amending tax classification rules for domestic and foreign legal entities beginning as of January 1, 2025. This legislation can result in a change in recognition of an entity as either opaque or transparent for Netherlands corporate tax purposes. The Company’s German legal entity structure includes a Netherlands holding entity for which this new law may have an impact, including the German entities held beneath it. The Company is analyzing the potential impact to our tax positions in the Netherlands and Germany, but does not anticipate a material tax expense effect due to tax treaties between Germany and the Netherlands which mitigate potential double taxation in cases where German and Dutch entity classifications may clash.